FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INCOME, NET [Abstract]
Schedule of Financial Income, Net
	Year ended December 31,
	2014	2013	2012

Financial income:
Interest income	$1,900	$1,358	$1,746

Financial expenses:
Exchange rate differences and other	174	47	176
Amortization/accretion of premium/discount on marketable securities, net	1,066	584	212

	$660	$727	$1,358